Other income (Tables)	12 Months Ended
Dec. 31, 2023
Other income.
Schedule of other income

	2023	2022	2021
	$’000	$'000	$'000

Insurance claims	321	2,092	6,861
Other income	83	2,584	11,648
	404	4,676	18,509